FAIR VALUE (Details) (USD $)	Jul. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Fair Value of Embedded Derivatives at issuance	$ 2,136	$ 946,046	$ 81,028
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015	1,265,985	6,391,071	13,006,194
Total		7,491,422	13,087,222
May 2012 Notes	472,840
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value of Embedded Derivatives at issuance	0	0	0
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value of Embedded Derivatives at issuance			0
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015			0
Fair Value, Inputs, Level 3 [Member]
Fair Value of Embedded Derivatives at issuance		946,046
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015		6,391,071
Total		7,337,117
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value of Embedded Derivatives at issuance	2,136	946,046	81,028
Common stock warrant liability, warrants exercisable at $0.15 - $0.17 from August 2012 through November 2015	1,265,985	6,391,071	13,006,194
May 2012 Notes	$ 472,840